Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Business combinations
5.	Business combinations

Assets acquired and liabilities assumed in business combinations were recorded on the consolidated balance sheets as of the respective acquisition dates based upon their estimated fair values at such dates. The results of operations of businesses acquired by the Group have been included in the consolidated statements of income (loss) since their respective dates of acquisition. The excess of the purchase price at the acquisition date over the estimated fair values of the underlying assets acquired and liabilities assumed was allocated to goodwill.

There was no business acquisition for the year ended December 31, 2020 due to the impact of COVID-19.

Business acquisitions for the year ended December 31, 2019:

On May 31, 2019, Shenzhen Meten entered into several agreements with respect to certain business acquisitions, including 1)Yunnan Meten Enterprise Management Co., Ltd.; 2) Nantong Meilianhang Education Consulting Co., Ltd.; 3) Nantong Chongchuang Xinlianyu English Training School Co., Ltd.; and 4) Hefei Yilian Education Training Co., Ltd. (collectively referred as the “Acquirees”), pursuant to which Shenzhen Meten agreed to acquire 100% equity interests in the Acquirees for a total cash consideration of RMB15,010. Upon completion of the acquisition on May 31, 2019, the Acquirees became wholly-owned subsidiaries of Shenzhen Meten.

The principal business activity of the Acquirees is providing general English language training service. The Acquirees were the franchised stores of the Group prior to the acquisition and management considered the results of the Group’s operations involving franchisees to be immaterial.

These transactions were accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The results of the Acquirees’ operations have been included in the Company’s consolidated financial statements since May 31, 2019. The revenue and net income of the Acquirees from the acquisition date to December 31, 2019 is RMB23,999 and RMB6,585 respectively.

The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

As of May 31, 2019
RMB’000
Cash and cash equivalents	4,254
Prepayments and other current assets	8,974
Property, plant and equipment	6,959
Operating lease right-of-use	15,320
Intangible assets	200
Accounts payable	(1,518)
Deferred revenue	(25,098)
Salary and welfare payable	(1,219)
Accrued expenses and other payables	(2,795)
Operating lease liabilities	(15,320)
Goodwill	25,253
Total purchase consideration	15,010

The intangible assets mainly consist of reacquired right. The fair values of the reacquired right of RMB200 is amortized within 1 year on a straight line basis. The goodwill of RMB25,253, which was primarily attributable to the synergies expected to be achieved from the acquisition, was assigned to general English training unit and is not deductible for tax purposes.

The fair value of the deferred revenue was estimated based on the costs of fulfilling the obligations plus a normal profit margin under income approach.

Unaudited Pro Forma Financial Information

The following unaudited pro forma consolidated financial information for the years ended December 31, 2018 and 2019 is presented as if the acquisitions had been consummated on January 1, 2018 and after giving effect to acquisition accounting adjustments. These pro forma results have been prepared for illustrative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results.

Unaudited pro forma consolidated statements of comprehensive income(loss) for the years ended December 31, 2018 and 2019:

	Years ended December 31,
	2018	2019
	RMB’000	RMB’000
Revenues	1,455,736	1,464,028
Net income/(loss)	48,990	(228,193)

Business acquisitions in the year ended December 31, 2018:

On June 25, 2018, Shenzhen Meten entered into an agreement with the then shareholders of Beijing Jingchengying Education Culture Development Co., Ltd. (referred as “ABC Education” which is the brand name of this company), pursuant to which Shenzhen Meten agreed to acquire 80% equity interests in ABC Education for a cash consideration of RMB139,040. Upon completion of the acquisition, ABC Education became a partially-owned subsidiary of Shenzhen Meten. The acquisition was consummated on June 30, 2018.

The principal business activity of ABC Education is providing Junior English training service.

The transaction was accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. The results of ABC Education’s operations have been included in the Company’s consolidated financial statements since June 30, 2018. The revenue and net loss of ABC Education from the acquisition date to December 31, 2018 is RMB62,791 and RMB11,520 respectively.

The allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows. The non-controlling interest represents the fair value of the 20% equity interest not held by the Company:

As of June 30, 2018
RMB’000
Cash and cash equivalents	24,248
Accounts receivable	165
Prepayments and other current assets	43,122
Inventories	2,517
Prepaid tax	613
Other current assets	3,804
Property, plant and equipment	3,679
Intangible assets	41,010
Accounts payable	(1,467)
Deferred revenue	(149,656)
Salary and welfare payable	(6,981)
Deferred tax liabilities	(17,832)
Fair value of non-controlling interests	(26,070)
Goodwill	221,888
Total purchase consideration	139,040

The intangible assets mainly consist of trademark, backlog, customer relationship and favorable lease contracts. The fair values of the trademark of RMB16,200, the backlog of RMB5,815, the customer relationship of RMB11,400 and the favorable lease assets of RMB 7,565 are amortized over 10 years, 3 years, 5.5 years and 3 years, respectively on a straight line basis. The goodwill of RMB 221,888, which was primarily attributable to the synergies expected to be achieved from the acquisition, was assigned to junior English training unit and is not deductible for tax purposes.

The fair value of the deferred revenue was estimated based on the costs of fulfilling the obligations plus a normal profit margin under income approach.

Unaudited Pro Forma Financial Information

The following unaudited pro forma consolidated financial information for the years ended December 31, 2017 and 2018 is presented as if the acquisition had been consummated on January 1, 2017 and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for illustrative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results.

Unaudited pro forma consolidated statements of comprehensive income for the years ended December 31, 2017 and 2018:

	Year ended December 31, 2017	Year ended December 31, 2018
	RMB’000	RMB’000
Revenues	1,298,977	1,486,635
Net income	33,309	44,237